Note 1 - Basis of Presentation and General Information (Details Textual)	May 30, 2017 USD ($)	Apr. 26, 2017 USD ($) T	Mar. 30, 2017 USD ($)	Feb. 28, 2017 T	Feb. 20, 2017 USD ($)	Jun. 30, 2017
M/T Stenaweco Elegance [Member]
Size of Vessel | T				50,118
Hull 2648 [Member]
Size of Vessel | T		50,000
ECO Seven, Inc. [Member]
Vessel Delivery Rate, Charterer's First Optional Year					$ 17,500
Vessel Delivery Rate, Charterer's Second Optional Year					18,500
Vessel Delivery Rate Per Day in the First Three Years					$ 16,500
ECO Seven, Inc. [Member] | M/T Stenaweco Elegance [Member]
Size of Vessel | T				50,118
ECO Seven, Inc. [Member] | Malibu [Member]
Business Acquisition, Percentage of Voting Interests Acquired	41.00%		9.00%		40.00%
Business Combination, Consideration Transferred	$ 6,500,000		$ 1,500,000		$ 6,500,000
Astarte [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Consideration Transferred		$ 6,000,000
Astarte [Member] | Hull 2648 [Member]
Size of Vessel | T		50,000
ECO Seven, Inc. [Member]
Equity Method Investment, Ownership Percentage						90.00%
City of Athens [Member]
Equity Method Investment, Ownership Percentage						50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage						50.00%